Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Accounts Payable and Accrued Expenses
Accrued expenses consist of:

	December 31, 2019	December 31, 2018
	(In millions)
Payroll and benefits	$50.4	$108.5
Trade promotion liabilities	37.9	45.7
Operating lease liabilities	32.0	—
Interest	20.0	19.1
Taxes	14.5	9.7
Health insurance, workers' compensation, and other insurance costs	23.9	29.1
Derivative contracts	57.2	20.8
Other accrued liabilities	37.3	19.6
Total	$273.2	$252.5